Contingencies and Commitments	12 Months Ended
Dec. 31, 2020
Disclosure of commitments and contingent liabilities [text block] [Abstract]
CONTINGENCIES AND COMMITMENTS

NOTE 22

CONTINGENCIES AND COMMITMENTS

a)	Lawsuits and legal procedures

As of the issuance date of these financial statements, the Bank and its affiliates were subject to certain legal actions in the normal course of their business, As of December 31, 2020, the Bank and its subsidiaries have provisions for this item of Ch$1,024 (Ch$1,274 million as of December 31, 2019) which is included in “Provisions” in the Consolidated Statements of Financial Position as provisions for contingencies.

b)	Contingent loans

The following table shows the Bank’s contractual obligations to issue loans:

	As of December 31,
	2020	2019
	MCh$	MCh$
Letters of credit issued	165,119	140,572
Foreign letters of credit confirmed	82,779	70,192
Performance guarantee	1,090,643	1,929,894
Personal guarantees	441,508	451,950
Total contingent liabilities	1,780,049	2,592,608
Available on demand credit lines	8,391,414	8,732,422
Other irrevocable credit commitments	406,234	485,991
Total loan commitment	8,797,648	9,218,413
Total	10,577,697	11,811,021

c)	Held securities

The Bank holds securities in the normal course of its business as follows:

	As of December 31,
	2020	2019
	MCh$	MCh$
Third party operations
Collections	83,392	90,966
Transferred financial assets managed by the Bank	18,017	21,507
Assets from third parties managed by the Bank and its affiliates	1,352,032	1,592,845
Subtotal	1,453,441	1,705,318
Custody of securities
Securities held in custody	11,022,790	9,731,894
Securities held in custody deposited in other entity	808,186	1,206,541
Issued securities held in custody	10,461,847	21,636,819
Subtotal	22,292,823	32,575,254
Total	23,746,264	34,280,572

During 2020, the Bank classified the portfolios managed by private banking in “Assets from third parties managed by the Bank and its affiliates” (memo account). At the end of December 2020, the balance for this was Ch$1,351,997 million (Ch$1,592,810 million at December 31, 2019).

d)	Guarantees

Banco Santander-Chile has an integral bank policy of coverage of Official Loyalty N°5014196 in force with the company Compañía de Seguros Chilena Consolidada S.A., coverage for USD50,000,000 per claim with an annual limit of USD100,000,000, which covers both the Bank and its subsidiaries, with an expiration date of June 30, 2021, which has been renewed.

e)	Contingent loans and liabilities

The Bank took on several contingent loans and liabilities, to satisfy its clients’ needs, that are not be recognized in the Consolidated Financial Statements of Financial Position; these contain loan risks and they are, therefore, part of the Bank’s global risk.